Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
LONG-TERM DEBT

5.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At June 30, 2019 and December 31, 2018, our long-term debt consisted of the following:

	June 30,	December 31,
	2019	2018
Fixed Rate Secured:
2.15% Senior Notes due June 1, 2019	$-	$250
5.75% Senior Notes due September 30, 2020	126	126
8.50% Senior Notes, Series C, due December 30, 2020	14	-
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	-
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	-
3.86% Senior Notes, Series B, due January 14, 2026	38	-
3.70% Senior Notes due November 15, 2028	650	350
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	38	-
6.47% Senior Notes, Series A, due September 30, 2030	87	-
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	-
Secured long-term debt	7,527	6,126
Unsecured:
Term loan credit agreement maturing December 9, 2019	350	350
Total long-term debt	7,877	6,476
Unamortized discount and debt issuance costs	(46)	(41)
Less amount due currently	(361)	(600)
Long-term debt, less amounts due currently	$7,470	$5,835

Long-Term Debt-Related Activity in 2019

Debt Repayments

Repayments of long-term debt in the six months ended June 30, 2019 included $250 million aggregate principal amount of our 2.15% senior secured notes due June 1, 2019 and $488 million aggregate principal amount of long-term debt of InfraREIT’s subsidiaries that we paid on May 16, 2019 in connection with and immediately following the InfraREIT Acquisition.

Long-Term Debt Activity in Connection with InfraREIT Acquisition

In connection with the closing of the InfraREIT Acquisition, on May 16, 2019, we extinguished all of the $839 million of outstanding long-term debt of InfraREIT and its subsidiaries. As part of that extinguishment, we repaid $288 million principal amount of outstanding InfraREIT subsidiary senior notes (plus $5 million in accrued interest and $19 million in make-whole fees relating to those notes) and an outstanding $200 million principal amount InfraREIT subsidiary term loan. Additionally, we issued $351 million of new Oncor secured senior notes in exchange for a like principal amount of outstanding InfraREIT subsidiary senior notes.

We received no proceeds from the issuance of the new Oncor notes and the exchanges were accounted for as debt modifications. Following are details of the exchanges:

(i)

$87 million aggregate principal amount of newly issued Oncor 6.47% Senior Notes, Series A, due September 30, 2030 (2030 Notes), issued in exchange for a like principal amount of SDTS’s 6.47% Senior Notes due September 30, 2030,

(ii)

$38 million aggregate principal amount of newly issued Oncor 7.25% Senior Notes, Series B, due December 30, 2029 (2029 Notes), issued in exchange for a like principal amount of SDTS’s 7.25% Senior Notes due December 30, 2029,

(iii)

$14 million aggregate principal amount of newly issued Oncor 8.50% Senior Notes, Series C, due December 30, 2020 (2020 Notes), issued in exchange for a like principal amount of Transmission and Distributions Company, L.L.C.’s 8.5% Senior Notes due December 30, 2020,

(iv)

$174 million aggregate principal amount of newly issued Oncor 3.86% Senior Notes, Series A, due December 3, 2025 (2025 Notes), issued in exchange for a like principal amount of SDTS’s 3.86% Senior Notes due December 3, 2025, and

(v)

$38 million aggregate principal amount of newly issued Oncor 3.86% Senior Notes, Series B, due January 14, 2026 (2026 Notes), issued in exchange for a like principal amount of SDTS’s 3.86% Senior Notes due January 14, 2026.

The 2030 Notes, 2029 Notes and 2020 Notes were issued pursuant to a note purchase agreement (ABC Note Purchase Agreement) that we entered into on May 3, 2019. The 2025 Notes and 2026 Notes were issued pursuant to a note purchase agreement (AB Note Purchase Agreement, and together with the ABC Note Purchase Agreement, Note Purchase Agreements) that we entered into on May 6, 2019. Closing of the Note Purchase Agreements and issuance of the 2030 Notes, 2029 Notes, 2020 Notes, 2025 Notes and 2026 Notes (collectively, NPA Notes) occurred on May 16, 2019, immediately following consummation of the InfraREIT Acquisition.

Interest and the applicable principal prepayment for the 2029 Notes and 2030 Notes are payable on the 30th day of March, June, September and December of each year, and interest and the applicable principal prepayment for the 2020 Notes are payable on the 15th day of January, April, July and October of each year. Interest on the 2025 Notes is payable on June 3 and December 3 of each year, and interest on the 2026 Notes is payable on January 14 and July 14 of each year. At closing of the Note Purchase Agreements, we paid accrued and unpaid interest and certain fees with respect to the exchanged notes totaling an aggregate of $6 million.

The Note Purchase Agreements contain customary covenant restrictions and events of default. The NPA Notes are secured equally and ratably with our other secured indebtedness pursuant to the Deed of Trust. For more information on the Deed of Trust, see “Deed of Trust” below. We received no proceeds from the issuance of the NPA Notes.

Additional Long-Term Debt Issuances

On May 23, 2019, we completed a sale of $500 million aggregate principal amount of 2.75% Senior Secured Notes due 2024 (2024 Notes), $300 million aggregate principal amount of 3.70% Senior Secured Notes due 2028 (2028 Notes) and $500 million aggregate principal amount of 3.80% Senior Secured Notes due 2049 (2049 Notes and, together with the 2024 Notes and the 2028 Notes, the New Indenture Notes). The 2028 Notes constitute an additional issuance of our 3.70% Senior Secured Notes due 2028, $350 million of which we previously issued on August 10, 2018 and are currently outstanding (Outstanding Notes). The 2028 Notes were issued as part of the same series as the Outstanding Notes. Additionally, the 2028 Notes exchanged or sold in connection with the transactions contemplated by a registration rights agreement are expected to become fungible with the Outstanding Notes. We used the proceeds (net of the initial purchasers’ discount, fees, expenses and accrued interest) of $1,297 million from the sale of the New Indenture Notes for general corporate purposes, including to repay all amounts outstanding under the Bridge Loan, to repay our $250 million aggregate principal amount of 2.15% Senior Secured Notes due June 1, 2019 and to repay Notes, when due, under our CP Program. For more information on the Bridge Loan, see Note 4.

The New Indenture Notes were issued in a private placement and were not registered under the Securities Act of 1933.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the New Indenture Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of an offer to exchange freely tradable exchange notes for the New Indenture Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the New Indenture Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the New Indenture Notes or the exchange offer is not completed within 315 days after the issue date of the New Indenture Notes (an exchange default), then the annual interest rate on the New Indenture Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the New Indenture Notes.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (excluding borrowings under the CP Program, the Credit Facility and the term loan credit agreement) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At June 30, 2019, the amount of available bond credits was $3,232 million and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $1,790 million.

Borrowings under the CP Program, the Credit Facility, the term loan credit agreement and, while it was outstanding, the Bridge Loan, are not secured.

Maturities

Long-term maturities (including current maturities) at June 30, 2019, are as follows:

Year	Amount
2019	$361
2020	148
2021	9
2022	891
2023	10
Thereafter	6,458
Unamortized discount and debt issuance costs	(46)
Total	$7,831

Fair Value of Long-Term Debt

At June 30, 2019 and December 31, 2018, the estimated fair value of our long-term debt (including current maturities) totaled $9,085 million and $7,086 million, respectively, and the carrying amount totaled $7,831 million and $6,435 million, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

7.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At December 31, 2018 and 2017, our long-term debt consisted of the following:

	December 31,
	2018	2017

Secured:
6.80% Fixed Senior Notes due September 1, 2018	$-	$550
2.15% Fixed Senior Notes due June 1, 2019	250	250
5.75% Fixed Senior Notes due September 30, 2020	126	126
4.10% Fixed Senior Notes due June 1, 2022	400	400
7.00% Fixed Debentures due September 1, 2022	482	800
2.95% Fixed Senior Notes due April 1, 2025	350	350
3.70% Fixed Senior Notes due November 15, 2028	350	-
5.75% Fixed Senior Notes due March 15, 2029	318	-
7.00% Fixed Senior Notes due May 1, 2032	500	500
7.25% Fixed Senior Notes due January 15, 2033	350	350
7.50% Fixed Senior Notes due September 1, 2038	300	300
5.25% Fixed Senior Notes due September 30, 2040	475	475
4.55% Fixed Senior Notes due December 1, 2041	400	400
5.30% Fixed Senior Notes due June 1, 2042	500	500
3.75% Fixed Senior Notes due April 1, 2045	550	550
3.80% Fixed Senior Notes due September 30, 2047	325	325
4.10% Fixed Senior Notes due November 15, 2048	450	-
Secured long-term debt	6,126	5,876
Unsecured:
Term loan credit agreement due no later than March 26, 2019	-	275
Term loan credit agreement maturing December 9, 2019	350	-
Total long-term debt	6,476	6,151
Unamortized discount and debt issuance costs	(41)	(34)
Less amount due currently	(600)	(550)
Long-term debt, less amounts due currently	$5,835	$5,567

Debt-Related Activity in 2018

Debt Repayments

Repayments of long-term debt in 2018 consisted of $275 million aggregate principal amount of the term loan credit agreement due March 26, 2019 and $550 million aggregate principal amount of our 6.80% senior secured notes due September 1, 2018 (2018 Notes).  The term loan credit agreement was repaid in full, and the 2018 Notes were defeased on August 10, 2018.

Debt Issuances

Senior Secured Notes

In August 2018, we issued $350 million aggregate principal amount of 3.70% senior secured notes due November 15, 2028 (the 2028 Notes) and $450 million aggregate principal amount of 4.10% senior secured notes due November 15, 2048 (the 2048 Notes and, together with the 2028 Notes, the New Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of $791 million from the sale of the New Notes for general corporate purposes, including to pay the amount required for defeasance of our 2018 Notes, to repay the $131 million outstanding under our term loan credit agreement, and to repay notes due under our CP Program.  The New Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the New Notes is payable in cash semiannually in arrears on May 15 and November 15 of each year, and the first interest payment was November 15, 2018.  Prior to August 15, 2028, in the case of the 2028 Notes, and May 15, 2048, in the case of the 2048 Notes, we may redeem such Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium.  On and after August 15, 2028, in the case of the 2028 Notes, and May 15, 2048, in the case of the 2048 Notes, we may redeem such New Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such New Notes, plus accrued and unpaid interest. The New Notes also contain customary events of default, including failure to pay principal or interest when due.

The New Notes and 2029 Notes (defined below) were issued in separate private placements.  In January 2019, we completed an offering with the holders of the New Notes and 2029 Notes to exchange their respective New Notes and 2029 Notes for notes that have terms identical in all material respects to the New Notes and 2029 Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The Exchange Notes were registered on a Form S-4, which was declared effective in December 2018.

Debt Exchange

On November 30, 2018, we issued $318 million aggregate principal amount of 5.75% Senior Secured Notes due 2029 (the “2029 Notes”) in exchange for a like principal amount of our outstanding 7.00% Debentures due 2022 (the “2022 Notes”). We received no proceeds from the exchange.

The 2029 Notes bear interest at a rate of 5.75% per annum and mature on March 15, 2029. Interest on the 2029 Notes is payable in cash semiannually in arrears on March 15 and September 15 of each year, and the first interest payment is due on March 15, 2019. Prior to December 15, 2028, Oncor may redeem the New Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after December 15, 2028, Oncor may redeem the New Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such New Notes, plus accrued and unpaid interest. The 2029 Notes, the Indenture and the Deed of Trust also contain customary events of default, including failure to pay principal or interest on the New Notes when due, among others.

Term Loan Credit Agreement

On December 10, 2018, we entered into an unsecured term loan credit agreement in an aggregate principal amount of $350 million.  We used the proceeds (net of the fees and expenses) for general corporate purposes, including to repay notes under our CP Program.  The term loan credit agreement has a 12-month term maturing on December 9, 2019, and may be extended at our option up to an additional six months.

At December 31, 2018, we had outstanding borrowings of $350 million under the term loan credit agreement bearing interest at a rate per annum of 3.44%.

Loans under the term loan credit agreement bear interest at per annum rates equal to, at our option, (i) LIBOR plus 0.55%, until December 9, 2019, and LIBOR plus 0.60% on or after December 10, 2019, or (ii) an alternate base rate (the highest of (1) the prime rate of Mizuho, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1.00%).

The term loan credit agreement contains customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things, incurring additional liens, entering into mergers and consolidations, and sales of substantial assets.  In addition, the term loan credit agreement requires that we maintain a consolidated senior debt to capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.  At December 31, 2018, we were in compliance with the covenants under our term loan credit agreement.

The term loan credit agreement also contains customary events of default for facilities of this type the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the term loan credit agreement, cross-default provisions in the event Oncor or any of its subsidiaries defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $100 million that are not discharged within 60 days.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (excluding borrowings under the Credit Facility and the term loan credit agreement) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2018, the amount of available bond credits was approximately $3.586 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $2.587 billion.

Maturities

Long-term debt maturities at December 31, 2018, are as follows:

Year	Amount
2019	$600
2020	126
2021	-
2022	882
2023	-
Thereafter	4,868
Unamortized discount and debt issuance costs	(41)
Total	$6,435

Fair Value of Long-Term Debt

At December 31, 2018 and 2017, the estimated fair value of our long-term debt (including current maturities) totaled $7.086 billion and $7.153 billion, respectively, and the carrying amount totaled $6.435 billion and $6.117 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.